Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings		$ 57,903,207	$ 53,234,650
Syndicated Loans [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[1]	March 2026
Interest Rate	[1]	TIBOR^(3M)+0.70% - TIBOR (1M)+1.20%
Total short-term borrowings	[1]	$ 52,241,749	51,912,050
Resona Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[2]	March 2026
Interest Rate	[2]	3.40%-3.55%
Total short-term borrowings	[2]	$ 1,331,000	1,322,600
Best Life Technology [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity		July 2025
Interest Rate		5.6%
Total short-term borrowings		$ 2,750,743
Loan from HSBC [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[3]	April 2025 – January 2026
Interest Rate	[3]	5.90% - 6.15%
Total short-term borrowings	[3]	$ 1,579,715

[1]	On September 27, 2022, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million), and the interest rate was adjusted to TIBOR (3M)+0.70%. As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). On September 22, 2023, the Company extended the loan on a three-month basis for an additional six months with a maturity date on March 29, 2024, and the interest rate was adjusted to TIBOR (1M)+1.20%. In March 2024, the Company repaid ¥300.0 million, and subsequently, the Company made multiple loan extensions with the banks and extended the loans with a new maturity date of March 31, 2026. The interest rate remained at TIBOR (1M)+1.20%. As of March 31, 2025, the total outstanding balance of this loan was approximately ¥7.85 billion (approximately $52.2 million). The syndicated loan is guaranteed by Mr. Kanayama, the representative director, director, and controlling shareholder of the Company.
[2]	The loan is guaranteed by Mr. Kanayama. The Company made multiple loan extensions with the bank and extended the loan with a new maturity date of March 31, 2026.
[3]	Two of the loans were fully repaid upon maturity.